UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan Afifi First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO FINANCIAL STATEMENTS

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended March 31, 2014, is filed herewith.

FIRST EAGLE

     Overseas Variable Fund

Schedule of Investments • Period Ended March 31, 2014 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 79.01%

Australia 0.81%
536,455	Newcrest Mining Limited	$12,066,063	$4,920,359

Austria 1.14%
204,374	Wienerberger AG	2,841,127	3,913,625
66,425	OMV AG	2,660,877	3,013,894
		5,502,004	6,927,519
Belgium 0.90%
34,494	Groupe Bruxelles Lambert SA	2,959,008	3,444,296
16,497	Sofina SA	1,625,340	2,013,847
		4,584,348	5,458,143
Bermuda 1.02%
88,380	Jardine Matheson Holdings Limited	2,769,071	5,575,011
54,155	Hiscox Limited	549,762	615,740
		3,318,833	6,190,751
Canada 7.40%
290,180	Canadian Natural Resources Limited	8,337,480	11,121,598
325,133	Cenovus Energy, Inc.	8,426,270	9,415,852
190,624	Potash Corporation of Saskatchewan, Inc.	7,369,478	6,904,401
221,022	Goldcorp, Inc.	6,726,241	5,410,619
150,955	Agnico-Eagle Mines Limited	5,067,342	4,570,298
414,401	Penn West Petroleum Limited	6,772,631	3,464,392
597,056	Kinross Gold Corporation	3,023,668	2,471,812
72,067	EnCana Corporation	1,462,134	1,540,792
107,519	Catalyst Paper Corporation (a)(b)	2,181	228,557
		47,187,425	45,128,321
France 12.73%
172,529	Total SA	8,565,598	11,313,782
233,461	Bouygues SA	8,590,436	9,737,271
75,015	Sodexo	2,043,749	7,867,608
196,337	Carrefour SA	4,657,262	7,599,236
72,428	Sanofi	5,192,040	7,551,381
121,324	Compagnie de Saint-Gobain	5,088,555	7,329,175
151,357	Vivendi SA	4,229,934	4,216,212
26,147	Wendel SA	508,531	4,065,015
38,178	Neopost SA	3,031,098	3,014,797
27,856	Laurent-Perrier	2,065,828	2,740,033
9,984	Robertet SA	680,629	2,339,770

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • March 31, 2014

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 79.01% — (continued)
France 12.73% — (continued)
25,364	NSC Groupe (b)	$1,929,606	$2,307,616
135,354	Société Télévision Francaise 1	2,112,043	2,237,644
34,760	Legrand SA	1,159,791	2,159,469
22,180	Société Foncière Financière et de Participations (a)	2,036,704	1,448,367
8,655	BioMerieux	671,299	949,354
9,682	Gaumont SA	835,117	526,733
8,840	Sabeton SA (a)	100,102	151,926
		53,498,322	77,555,389
Germany 4.29%
125,842	HeidelbergCement AG	6,448,563	10,785,110
60,693	Daimler AG	2,766,908	5,735,062
222,929	Deutsche Wohnen AG	1,674,394	4,778,757
153,124	Hamburger Hafen und Logistik AG	5,268,902	3,680,044
15,874	Fraport AG	584,545	1,185,727
		16,743,312	26,164,700
Greece 0.75%
255,756	Jumbo SA (a)	1,474,937	4,580,448

Hong Kong 1.38%
1,093,873	Hopewell Holdings Limited	3,659,271	3,751,308
630,912	Great Eagle Holdings Limited	2,087,979	2,375,122
189,670	Guoco Group Limited	2,199,024	2,259,461
		7,946,274	8,385,891
Ireland 1.08%
225,825	CRH PLC	3,875,756	6,306,110
66,730	Beazley PLC	219,324	293,697
		4,095,080	6,599,807
Israel 0.49%
340,846	Israel Chemicals Limited	3,405,892	2,979,898

Italy 1.25%
397,580	Italcementi S.p.A. RSP	3,849,944	3,122,038
79,000	Recordati S.p.A.	524,615	1,382,196
45,886	Italmobiliare S.p.A. RSP (a)	2,342,059	1,275,675
25,533	Italmobiliare S.p.A. (a)	2,256,914	1,025,718
68,340	Italcementi S.p.A.	1,275,606	843,571
		10,249,138	7,649,198
Japan 25.33%
53,360	SMC Corporation	6,011,144	14,074,757
30,410	Keyence Corporation	5,291,110	12,542,302
66,880	Fanuc Corporation	5,120,410	11,796,254
185,360	Secom Company Limited	7,814,855	10,678,201
181,100	KDDI Corporation	5,577,840	10,485,429
323,160	Hoya Corporation	6,853,090	10,059,711

See Notes to Schedule of Investments.

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 79.01% — (continued)
Japan 25.33% — (continued)
99,160	Shimano, Inc.	$1,796,497	$9,962,595
310,000	NKSJ Holdings, Inc.	7,754,382	7,965,121
333,800	MS&AD Insurance Group Holdings	9,016,026	7,645,238
638,900	Astellas Pharma, Inc.	4,772,230	7,576,550
47,580	Hirose Electric Company Limited	4,698,463	6,536,689
116,400	Nissin Foods Holdings Company Limited	4,086,050	5,249,644
360,980	Kansai Paint Company Limited	2,717,017	5,158,606
207,660	Mitsubishi Estate Company Limited	3,249,418	4,921,149
42,400	Ono Pharmaceutical Company Limited	1,347,139	3,672,489
134,448	Chofu Seisakusho Company Limited	2,233,837	3,451,894
92,190	Nomura Research Institute Limited	1,703,472	2,911,780
90,130	MISUMI Group, Inc.	1,468,663	2,497,426
314,200	Japan Wool Textile Company Limited	2,329,413	2,435,305
72,980	As One Corporation	1,283,278	1,991,103
108,200	T. Hasegawa Company Limited	1,546,451	1,772,671
25,394	SK Kaken Company Limited	654,403	1,771,417
95,400	Nitto Kohki Company Limited	1,752,918	1,756,140
51,930	Daiichikosho Company Limited	711,897	1,572,264
73,610	Nagaileben Company Limited	615,059	1,569,691
56,094	Secom Joshinetsu Company Limited	1,001,733	1,427,689
23,020	Shin-Etsu Chemical Company Limited	1,067,927	1,315,429
43,800	Seikagaku Corporation	309,117	584,339
9,880	Kobayashi Pharmaceutical Company Limited	454,995	569,549
9,800	Nitori Holdings Company Limited	412,386	424,890
		93,651,220	154,376,322
Malaysia 0.11%
510,801	Genting Malaysia Berhad	416,253	656,979

Mexico 3.25%
394,718	Grupo Televisa S.A.B., ADR	7,208,106	13,140,162
260,119	Fresnillo PLC	3,375,778	3,657,900
114,678	Industrias Peñoles S.A.B. de C.V.	633,398	2,987,487
		11,217,282	19,785,549
Netherlands 0.56%
349,321	TNT Express NV	3,511,524	3,430,774

Norway 0.69%
493,564	Orkla ASA	3,490,811	4,207,963

Russia 0.45%
355,974	Gazprom OAO, ADR	2,400,581	2,741,000

Singapore 2.31%
1,272,813	Haw Par Corporation Limited	3,108,214	8,448,993
3,575,310	ComfortDelGro Corporation Limited	4,136,823	5,641,935
		7,245,037	14,090,928

See Notes to Schedule of Investments.

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 79.01% — (continued)
South Africa 1.00%
230,676	AngloGold Ashanti Limited, ADR (a)	$3,683,023	$3,939,946
541,836	Gold Fields Limited, ADR	5,733,948	1,999,375
49,576	Harmony Gold Mining Company Limited, ADR	456,223	151,207
		9,873,194	6,090,528
South Korea 2.26%
93,607	KT&G Corporation	5,174,928	7,035,145
10,948	Nong Shim Company Limited	1,988,861	3,070,109
1,360	Lotte Confectionery Company Limited	605,175	2,329,165
49,850	Fursys, Inc.	1,161,375	1,348,753
		8,930,339	13,783,172
Spain 0.10%
7,489	Red Electrica Corporation SA	325,932	608,716

Sweden 1.26%
204,154	Investor AB, Class ‘A’	3,996,850	7,239,056
12,577	Investor AB, Class ‘B’	234,678	455,098
		4,231,528	7,694,154
Switzerland 3.83%
129,778	Pargesa Holding SA	7,721,848	11,230,153
134,080	Nestlé SA	4,038,135	10,093,348
5,758	Rieter Holding AG (a)	697,675	1,281,799
3,346	Autoneum Holding AG (a)	152,715	769,461
		12,610,373	23,374,761
Thailand 1.10%
641,205	Bangkok Bank PCL, NVDR	2,159,974	3,528,209
6,565,192	Thai Beverage PCL	1,048,329	3,157,597
		3,208,303	6,685,806
Turkey 0.29%
206,623	Yazicilar Holding AS	1,423,265	1,747,851

United Kingdom 3.23%
148,270	Berkeley Group Holdings PLC	1,738,195	6,476,335
198,940	GlaxoSmithKline PLC	3,765,148	5,278,414
55,153	British American Tobacco PLC	2,923,312	3,066,937
846,978	WM Morrison Supermarkets PLC	3,657,913	3,007,644
72,000	Anglo American PLC	2,138,290	1,832,331
		14,222,858	19,661,661
Total International Common Stocks		346,830,128	481,476,588

OUNCES

Commodity — 4.75%
22,552	Gold bullion (a)	20,685,081	28,940,219

See Notes to Schedule of Investments.

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 0.85%

International Convertible Bond — 0.13%

Mauritius 0.13%
800,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (b)(c)(d)	$742,971	$778,800

International Corporate Bonds — 0.72%

Canada 0.12%
804,461 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (e)	804,461	725,020

South Africa 0.60%
3,333,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	3,345,890	3,687,965
Total International Corporate Bonds		4,150,351	4,412,985
Total International Bonds		4,893,322	5,191,785

Commercial Paper — 14.62%

International Commercial Paper — 3.87%

Australia 0.24%
1,469,000 USD	Telstra Corporation Limited 0.15% due 05/15/14	1,468,731	1,468,731

Italy 1.26%
7,700,000 USD	ENI S.p.A 0.18% due 04/01/14	7,700,000	7,700,000

Japan 0.90%
5,500,000 USD	Hitachi America Capital Limited 0.17% due 04/01/14	5,500,000	5,500,000

Switzerland 0.96%
2,158,000 USD	Nestlé SA 0.06% due 04/25/14	2,157,914	2,157,914
3,697,000 USD	Nestlé SA 0.12% due 05/12/14	3,696,516	3,696,516

United Kingdom 0.51%
3,083,000 USD	Astrazeneca PLC 0.09% due 05/27/14	3,082,568	3,082,568
Total International Commercial Paper		23,605,729	23,605,729

U.S. Commercial Paper — 10.75%
$7,149,000	AON Corporation 0.20% due 04/01/14	7,149,000	7,149,000
4,301,000	Arrow Electronics, Inc. 0.50% due 04/01/14	4,301,000	4,301,000
4,000,000	Autozone, Inc. 0.20% due 04/21/14	3,999,556	3,999,556
3,000,000	Coca-Cola Company 0.09% due 06/12/14	2,999,460	2,999,550
1,084,000	Coca-Cola Company 0.13% due 04/10/14	1,083,965	1,083,965
1,725,000	Corning, Inc. 0.18% due 05/08/14	1,724,681	1,724,681
2,958,000	Dominion Resources 0.24% due 04/10/14	2,957,822	2,957,822
2,449,000	Dr Pepper Snapple Group, Inc. 0.20% due 05/13/14	2,448,429	2,448,429
1,224,000	Dr Pepper Snapple Group, Inc. 0.22% due 06/10/14	1,223,476	1,223,322
1,836,000	Google, Inc. 0.08% due 05/14/14	1,835,825	1,835,825

See Notes to Schedule of Investments.

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 10.75% — (continued)
$739,000	Harley-Davidson Financial Services, Inc. 0.20% due 04/03/14	$738,992	$738,992
1,479,000	Honeywell International, Inc. 0.09% due 04/15/14	1,478,948	1,478,948
2,750,000	Mccormick & Company 0.08% due 04/01/14	2,750,000	2,750,000
5,000,000	Merck & Company, Inc. 0.08% due 06/02/14	4,999,311	4,999,641
2,466,000	PepsiCo, Inc. 0.05% due 04/17/14	2,465,945	2,465,945
2,972,000	PepsiCo, Inc. 0.05% due 04/21/14	2,971,917	2,971,917
2,958,000	PepsiCo, Inc. 0.06% due 04/07/14	2,957,970	2,957,970
2,041,000	Pfizer, Inc. 0.08% due 06/11/14	2,040,678	2,040,820
2,041,000	Pfizer, Inc. 0.09% due 06/09/14	2,040,647	2,040,829
1,020,000	Philip Morris International, Inc. 0.05% due 05/27/14	1,019,921	1,019,921
1,541,000	Philip Morris International, Inc. 0.09% due 05/02/14	1,540,881	1,540,881
2,041,000	Procter & Gamble Company 0.09% due 05/21/14	2,040,745	2,040,745
1,972,000	Syngenta Wilmington 0.10% due 04/07/14	1,971,967	1,971,967
2,774,000	Time Warner Cable, Inc. 0.28% due 04/23/14	2,773,525	2,773,525
4,000,000	Wal-Mart Stores, Inc. 0.05% due 04/08/14	3,999,961	3,999,961
Total U.S. Commercial Paper		65,514,622	65,515,212
Total Commercial Paper		89,120,351	89,120,941
Total Investments — 99.23%		$461,528,882	604,729,533
Other Assets in Excess of Liabilities — 0.77%			4,698,617
Net Assets — 100.00%			$609,428,150

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At March 31, 2014, the value of these securities amounted to $3,314,973 or 0.54% of net assets.
(c)	This security is convertible until September 27, 2017.
(d)

Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(e)	Payment-in-kind security.

At March 31, 2014, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$169,410,260
Gross unrealized depreciation	(26,209,609)
Net unrealized appreciation	$143,200,651

Abbreviations used in this schedule include:

ADR	—	American Depository Receipt
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Non-Voting Shares

Currencies

USD	—	United States Dollar

See Notes to Schedule of Investments.

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION AT MARCH 31, 2014	UNREALIZED DEPRECIATION AT MARCH 31, 2014
04/16/14	369,000	British Pound	$601,854	$615,113	$—	$(13,259)
06/18/14	369,000	British Pound	601,824	614,823	—	(12,999)
07/16/14	281,000	British Pound	461,937	468,097	—	(6,160)
08/20/14	754,000	British Pound	1,239,173	1,256,154	—	(16,981)
04/16/14	3,778,000	Euro	5,121,350	5,204,601	—	(83,251)
06/18/14	3,884,000	Euro	5,358,587	5,350,167	8,420	—
07/16/14	7,182,000	Euro	9,733,046	9,893,036	—	(159,990)
08/20/14	10,763,000	Euro	14,490,668	14,826,082	—	(335,414)
09/17/14	7,726,000	Euro	10,759,768	10,642,278	117,490	—
04/16/14	662,039,000	Japanese Yen	6,564,446	6,414,666	149,780	—
06/18/14	1,019,473,000	Japanese Yen	9,957,444	9,881,182	76,262	—
07/16/14	952,492,000	Japanese Yen	9,094,566	9,233,421	—	(138,855)
08/20/14	1,346,875,000	Japanese Yen	13,408,732	13,054,967	353,765	—
09/17/14	1,002,383,000	Japanese Yen	9,806,422	9,720,815	85,607	—
			$97,199,817	$97,175,402	$791,324	$(766,909)

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT MARCH 31, 2014	UNREALIZED APPRECIATION AT MARCH 31, 2014	UNREALIZED DEPRECIATION AT MARCH 31, 2014
04/16/14	21,000	British Pound	$35,032	$35,006	$—	$(26)
05/13/14	285,922,000	Japanese Yen	2,745,027	2,770,772	25,745	—
06/18/14	100,000,000	Japanese Yen	954,540	969,244	14,704	—
			$3,734,599	$3,775,022	$40,449	$(26)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS	PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	10.07%
Consumer Staples	8.57
Energy	6.99
Financials	11.23
Health Care	6.41
Industrials	14.71
Information Technology	5.75
Materials	12.77
Telecommunication Services	2.41
Utilities	0.10
Total International Common Stocks	79.01
Commodity	4.75
International Convertible Bond
Consumer Staples	0.13
Total International Convertible Bond	0.13
International Corporate Bonds
Materials	0.72
Total International Corporate Bonds	0.72
Commercial Paper
International Commercial Paper	3.87
U.S. Commercial Paper	10.75
Total Commercial Paper	14.62
Total Investments	99.23%

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS  (unaudited)

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities issued by non–U.S. corporations.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Fund.

The following is a summary of significant accounting policies adhered to by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation – The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts at the time NYSE closes (normally 4:00 p.m. E.S.T.).

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund as of 4:00 p.m. E.S.T.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Fund shall be determined in good faith by or under the direction of the Board, generally acting through its designated Valuation Committee or Board Valuation Committee (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Fund’s valuation policies.

It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Fund’s inputs used to value the Fund’s investments as of March 31, 2014:

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
International Common Stocks	$478,940,415	$2,536,173	$—	$481,476,588
Commodity *	28,940,219	—	—	28,940,219
International Convertible Bond	—	778,800	—	778,800
International Corporate Bonds	—	4,412,985	—	4,412,985
International Commercial Paper	—	23,605,729	—	23,605,729
U.S. Commercial Paper	—	65,515,212	—	65,515,212
Foreign Currency Contracts **	—	831,773	—	831,773
Total	$507,880,634	$97,680,672	$—	$605,561,306

Liabilities:
Foreign Currency Contracts **	$—	$766,935	$—	$766,935
Total	$—	$766,935	$—	$766,935

(a)

Transfer into/out of Level 2 represent value as of the beginning of the period. International common stock valued at $161,793,486 were transferred from Level 2 to Level 1 during the three-month period ended March 31, 2014. At December 31, 2013, these securities were valued based on fair value adjustment factors; at March 31, 2014, these securities were valued using quoted market prices in active markets. There were no transfers from Level 1 to Level 2 as of the three-month period ended March 31, 2014.

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Forward currency contracts – In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward currency contracts. The Fund enters into foreign exchanged contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period, proportionate to the net assets of the Fund.

The Fund adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At March 31, 2014, the Fund had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Foreign currency	$831,773	$766,935	$861,250	$(2,095,617)

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: May 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: May 16, 2014

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: May 16, 2014